Share Based Compensation (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares granted | shares
Grant Date Fair Value | $ / shares
April 19 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Apr. 19, 2014
Total shares granted | shares	2,000
Grant Date Fair Value | $ / shares	$ 552.5
July 14 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Apr. 19, 2014
Total shares granted | shares	160
Grant Date Fair Value | $ / shares	$ 536.75
December 05 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	4,180
Grant Date Fair Value | $ / shares	$ 511.5
January 02 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	160
Grant Date Fair Value | $ / shares	$ 433
February 03 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	20
Grant Date Fair Value | $ / shares	$ 413.75
November 14 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	6,300
Grant Date Fair Value | $ / shares	$ 267.25
February 04 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	680
Grant Date Fair Value | $ / shares	$ 305.5
November 22 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted | shares	6,300
Grant Date Fair Value | $ / shares	$ 158.75
December 19 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted | shares	320
Grant Date Fair Value | $ / shares	$ 145.5
November 10 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted | shares	6,800
Grant Date Fair Value | $ / shares	$ 45.5
February 26 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted | shares	1,400
Grant Date Fair Value | $ / shares	$ 42.25
March 17 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted | shares	600
Grant Date Fair Value | $ / shares	$ 41.75
December 15 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2017
Total shares granted | shares	5,600
Grant Date Fair Value | $ / shares	$ 9.25